Remuneration System for the Management Board and Employees of the Group - Related Parties - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Apr. 01, 2021 shares	Dec. 31, 2019 EUR (€)
Related Parties [Line Items]
Exercisable stock options	72,650
Exercised Stock Options	3,950
Exercisable Shares	79,935
Key management personnel compensation | €	€ 12,864,336,000	€ 14,254,807,000
Long-term incentive compensation | €	4,278,500,000	4,125,979,000
Post-employment benefits | €	443,372,000	424,300,000
Liability for severance payment | €	806,296
Accrued expenses for payments to key management personnel | €	3,300,000	3,000,000
Liabilities from share-based payment transactions | €	€ 500,000			€ 800,000
Management board [member]
Related Parties [Line Items]
Exercisable stock options	8,197
Exercised Stock Options	0
Exercisable Shares	9,017
Key management personnel compensation | €	€ 9,718,350	11,532,252
Performance-unrelated compensation | €	3,759,850	5,529,112
Performance-related compensation | €	2,680,000	2,478,346
Long-term incentive compensation | €	3,278,500	3,524,794
Post-employment benefits | €	806,297	2,443,409
Compensation of former Employees | €	€ 4,600,000	€ 600,000
Executive Committee [Member]
Related Parties [Line Items]
Performance share units	1,865
Exercisable stock options	16,996
2021 April Performance Share Unit [Member]
Related Parties [Line Items]
Performance share units			122,005
Exercisable stock options	0
Exercised Stock Options | €	0
2021 April Performance Share Unit [Member] | Management board [member]
Related Parties [Line Items]
Performance share units			54,232
Fair Value on | €	€ 11.82
2021 April Performance Share Unit [Member] | Executive Committee [Member]
Related Parties [Line Items]
Performance share units			12,340
2017 Long-term Incentive Plan [Member]
Related Parties [Line Items]
Number of Performance Shares	45,891
2017 Long-term Incentive Plan [Member] | Management board [member]
Related Parties [Line Items]
Number of Performance Shares	4,143
2017 Long-term Incentive Plan [Member] | Executive Committee [Member]
Related Parties [Line Items]
Number of Performance Shares	2,030
Two Thousand Seventeen Stock Option Plan [Member]
Related Parties [Line Items]
Exercisable stock options	68,305
Exercised Stock Options	4,345
Two Thousand Seventeen Stock Option Plan [Member] | Executive Committee [Member]
Related Parties [Line Items]
Exercisable stock options	4,018
Exercised Stock Options	0
Exercisable Shares	4,421